Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income:
Fee and commission income	£ 2,416	£ 2,456	£ 2,352
Fee and commission expense	(1,478)	(1,104)	(1,101)
Net fee and commission income	938	1,352	1,251
Underlying basis
Fee and commission income:
Net fee and commission income	938	1,352	1,251
Retail £m
Fee and commission income:
Fee and commission income	1,326	1,291	1,220
Fee and commission expense	(1,055)	(673)	(665)
Retail £m | Underlying basis
Fee and commission income:
Net fee and commission income	271	618	555
Commercial Banking
Fee and commission income:
Fee and commission income	1,078	1,110	1,102
Fee and commission expense	(284)	(288)	(280)
Commercial Banking | Underlying basis
Fee and commission income:
Net fee and commission income	794	822	822
Other £m
Fee and commission income:
Fee and commission income	12	55	30
Fee and commission expense	(139)	(143)	(156)
Other £m | Underlying basis
Fee and commission income:
Net fee and commission income	(127)	(88)	(126)
Current accounts
Fee and commission income:
Fee and commission income	640	620	642
Current accounts | Retail £m
Fee and commission income:
Fee and commission income	423	406	420
Current accounts | Commercial Banking
Fee and commission income:
Fee and commission income	217	214	222
Current accounts | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Credit and debit card fees
Fee and commission income:
Fee and commission income	1,282	1,259	1,190
Credit and debit card fees | Retail £m
Fee and commission income:
Fee and commission income	829	800	734
Credit and debit card fees | Commercial Banking
Fee and commission income:
Fee and commission income	453	459	456
Credit and debit card fees | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Commercial banking fees
Fee and commission income:
Fee and commission income	195	191	196
Commercial banking fees | Retail £m
Fee and commission income:
Fee and commission income	0	0	0
Commercial banking fees | Commercial Banking
Fee and commission income:
Fee and commission income	195	191	196
Commercial banking fees | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Factoring | Underlying basis
Fee and commission income:
Fee and commission income	69	75	79
Factoring | Retail £m | Underlying basis
Fee and commission income:
Fee and commission income	0	0	0
Factoring | Commercial Banking | Underlying basis
Fee and commission income:
Fee and commission income	69	75	79
Factoring | Other £m | Underlying basis
Fee and commission income:
Fee and commission income	0	0	0
Other fees and commissions
Fee and commission income:
Fee and commission income	230	311	245
Other fees and commissions | Retail £m
Fee and commission income:
Fee and commission income	74	85	66
Other fees and commissions | Commercial Banking
Fee and commission income:
Fee and commission income	144	171	149
Other fees and commissions | Other £m
Fee and commission income:
Fee and commission income	£ 12	£ 55	£ 30